Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory, Net [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2014	2013

Finished goods	$1,815	$1,941
Work in process	1,013	3,052
Raw materials	2,449	1,546
Inventory consigned to others	58	58
	$5,335	$6,597